Note 6. Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Text Block]
(6)	Commitments and Contingencies

The Company has established irrevocable letters of credit totaling $63.6 million as of June 30, 2011 to guarantee performance under certain contractual arrangements.  The letters of credit have been issued under the Revolver (note 4).

The Company is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.